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A Prospectus | Royce Pennsylvania Mutual Fund
Royce Pennsylvania Mutual Fund
Investment Goal
Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information−Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	A Prospectus Royce Pennsylvania Mutual Fund A Class
Maximum sales charge (load) imposed on purchases	5.25%	[1]
Maximum deferred sales charge	none	[2]
Maximum sales charge (load) imposed on reinvested dividends	none
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses	A Prospectus Royce Pennsylvania Mutual Fund A Class
Management fees	0.76%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.29%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.32%	[1]
Fee waivers and/or expense reimbursements	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.27%	[3]
[1]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the A Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.25% through April 30, 2024.
[3]	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	A Prospectus Royce Pennsylvania Mutual Fund A Class USD ($)
1 Year	$ 233	[1]
3 Years	917	[2]
5 Years	1,207	[2]
10 Years	$ 2,030	[2]
[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Expense Example No Redemption	A Prospectus Royce Pennsylvania Mutual Fund A Class USD ($) [1]
1 Year (without redemption of any of your shares)3	$ 647
3 Years (with or without redemption of all of your shares)3	917
5 Years (with or without redemption of all of your shares)3	1,207
10 Years (with or without redemption of all of your shares)3	$ 2,030
[1]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies that it believes are trading below its estimate of their current worth. Small- and micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 65% of its net assets in equity securities of such small- and micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. The Fund does not focus its investments in companies that do business in the State of Pennsylvania.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2022, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.)

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.10% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.36% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/22 (%)

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - A Prospectus - Royce Pennsylvania Mutual Fund	1 Year	5 Years	10 Years
Service Class	(17.41%)	5.31%	8.35%
After Taxes on Distributions | Service Class	(18.39%)	2.54%	5.42%
After Taxes on Distributions and Sale of Fund Shares | Service Class	(9.65%)	4.01%	6.30%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(20.44%)	4.13%	9.01%